Cover	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	PIONEER ENERGY SERVICES CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8182
Entity Tax Identification Number	74-2088619
Entity Address, City or Town	San Antonio
Entity Address, Postal Zip Code	78209
Local Phone Number	884-0575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Entity Emerging Growth Company	false
Amendment Flag	false
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0000320575
Amendment Flag	false
Document Type	8-K
Entity File Number	1-8182
Entity Tax Identification Number	74-2088619
Entity Address, Postal Zip Code	78209
Entity Address, City or Town	San Antonio
Local Phone Number	884-0575
City Area Code	855
Entity Emerging Growth Company	false
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Document Period End Date	Apr. 27, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, State or Province	1250 N.E. Loop 410, Suite 1000
Entity Address, State or Province	TX